GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill by segment
Goodwill	R$ 13,853,114	R$ 10,825,148	R$ 11,634,464	R$ 12,427,527
Brazil
Goodwill by segment
Goodwill	373,135	373,135	373,135
Special Steel
Goodwill by segment
Goodwill	4,562,383	3,566,989	3,844,314
North America
Goodwill by segment
Goodwill	R$ 8,917,596	R$ 6,885,024	R$ 7,417,015